Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)			12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Valuation allowance:
Balance at beginning of the year	$ 1,310,463	$ 468,938	$ 468,938	$ 211,556
Additions	526,157	790,396	790,396	271,702
Loss utilized				(49,314)
Exchange difference	20,680	51,129	51,129	34,994
Balance at end of the year	$ 1,857,300	$ 1,310,463	$ 1,310,463	$ 468,938